Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Feb. 14, 2023	Oct. 31, 2022	Feb. 02, 2022	Oct. 31, 2021	Jun. 22, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Sep. 01, 2017	Oct. 31, 2016	Feb. 01, 2016
C000248589
Account Value [Line Items]
Line Graph and Table Measure Name	TCW Artificial Intelligence ETF
Account Value	$ 28,379	$ 19,336		$ 15,544		$ 24,995		$ 18,313	$ 12,702	$ 11,182	$ 10,640	$ 10,000
C000248590
Account Value [Line Items]
Line Graph and Table Measure Name	TCW Compounders ETF
Account Value	$ 44,433	31,341		26,838		34,386		$ 24,480	$ 21,796	$ 17,191	$ 15,544		$ 11,230	$ 10,000
C000224885
Account Value [Line Items]
Line Graph and Table Measure Name	TCW Transform 500 ETF
Account Value	$ 13,876	10,020		9,067		$ 10,887	$ 10,000
C000237925
Account Value [Line Items]
Line Graph and Table Measure Name	TCW Transform Supply Chain ETF
Account Value	$ 13,103	9,437	$ 10,000
C000228741
Account Value [Line Items]
Line Graph and Table Measure Name	TCW Transform Systems ETF
Account Value	$ 14,917	$ 10,261		$ 10,108	$ 10,000